DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 47	$ 52	$ 95	$ 102
Total direct commercial property expense	421	413	830	782
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	172	178	348	342
Real estate taxes	117	118	236	233
Employee compensation and benefits	54	36	98	77
Ground rents	15	16	29	29
Other	$ 63	$ 65	$ 119	$ 101